Goodwill and long-lived assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Changes in the carrying amount of goodwill
Balances at the beginning of the period	$ 11,351	$ 11,351
Acquired goodwill	17,205
Balances at the end of the period	28,556	11,351	$ 11,351
Impairment of goodwill	0	$ 0	$ 0
Populus
Changes in the carrying amount of goodwill
Acquired goodwill	192
Radius Inc.
Changes in the carrying amount of goodwill
Acquired goodwill	12,674
Excelian
Changes in the carrying amount of goodwill
Acquired goodwill	$ 4,339